Document and Entity Information	Sep. 24, 2024
Cover [Abstract]
Security 12b Title	Class S Units
Trading Symbol	pif
Amendment Flag	false
Entity Central Index Key	0001851322
Document Type	8-K
Document Period End Date	Sep. 24, 2024
Entity Registrant Name	North Haven Private Income Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01489
Entity Tax Identification Number	87-4562172
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true